Retirement Benefit Arrangements (Details - Other Details) - Zurich Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Plan Assets [Line Items]
Fair value of plan assets at end of year	$ 108,628	$ 100,710
Defined Benefit Plan Other Details [Abstract]
Net amounts recognized in accumulated other comprehensive income	32,000	29,000
Tax on amounts recognized in accumulated other comprehensive income	9,000	8,000
Net periodic benefit cost	10,000	10,000	$ 7,000
Estimated contributions for next fiscal year	$ 5,000
Plan assets to be returned	The Company does not believe that any of the Zurich Plan’s assets will be returned to the Company during 2016.
Significant other observable inputs (Level 2) | Insured Funds [Member]
Defined Benefit Plan Plan Assets [Line Items]
Fair value of plan assets at end of year	$ 109,000	$ 101,000